Summary of Significant Accounting Policies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Line Items]
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]	Intangible assets, net
Impairment loss (in Yuan Renminbi)	¥ 21,019
Number of reportable segment	1
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Net of value added taxes at rates	6.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Net of value added taxes at rates	13.00%